Finance income and costs	12 Months Ended
Dec. 31, 2021
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Finance income and costs

9.    Finance income and costs

Recognized in the statement of profit or loss:

	2021	2020	2019
Cash flow hedges - reclassified to profit or loss	1,631,491	1,410,997	—
Net fair value gains and interest on derivative financial instruments	1,258,961	317,820	—
Interest income	662,514	366,695	288,010
Other	39,060	23,971	9,440
Finance income	3,592,026	2,119,483	297,450

Net foreign exchange losses	(5,538,543)	(2,409,550)	(1,039,618)
Net interest expenses for financial assets and liabilities measured at amortized cost	(918,087)	(811,439)	(874,535)
Net fair value losses and interest on derivative financial instruments	—	—	(550,438)
Cash flow hedges - reclassified to profit or loss	—	—	461,133
Other	(36,248)	(30,175)	(21,660)
Finance costs	(6,492,878)	(3,251,164)	(2,025,118)
Net finance costs	(2,900,852)	(1,131,681)	(1,727,668)

Net foreign exchange losses mainly include foreign exchange losses on borrowings, bonds issued and cash and cash equivalents.

Foreign exchange losses from BeST and lifecell exclude foreign exchange losses incurred in the foreign operations’ individual financial statements, which have been recognized directly in equity under foreign currency translation reserve in the consolidated financial statements in accordance with the accounting policy for net investment in foreign operations as disclosed in Note 2c.

Interest income and expense on financial assets measured at amortized cost are shown as netted of on consolidated statement of profit or loss. The Company has gross interest income and expense on financial assets at amortized cost amounting to TL 387,708, TL (1,305,795), TL 281,993, TL (1,093,432), and TL 316,932, TL (1,191,467) for the years ended 31 December 2021, 2020 and 2019, respectively.

Foreign exchange gains and losses are shown as netted of on consolidated statement of profit or loss. The company has gross foreign exchange gains and losses amounting to TL 9,011,204, TL (14,549,747), TL 2,398,635, TL (4,808,185) and TL 1,110,260, TL (2,149,878) for the years ended 31 December 2021, 2020 and 2019, respectively.